Condensed Financial Information (Parent Company Only) (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Expenses
Interest expense	$ 1,194	$ 1,232	$ 1,342	$ 1,672	$ 1,473	$ 1,508	$ 1,840	$ 1,977	$ 5,390	$ 6,798
Income tax expense (benefit)	667	513	391	358	157	137	237	127	1,929	658
Equity in undistributed income of subsidiaries
Net Income	1,524	1,304	1,014	972	274	603	777	11	4,814	1,664
Parent [Member]
Income
Interest income										121
Dividends from subsidiaries:
Banking subsidiaries									4,600	2,165
Nonbanking subsidiaries									119
Total									4,719	2,165
Other income									264	154
Total income									4,983	2,440
Expenses
Interest expense									1,881	1,406
Other expense									1,269	1,580
Total expenses									3,150	2,986
Income (loss) before income tax and equity in undistributed (excess distributed) income (loss) of subsidiaries									1,833	(546)
Income tax expense (benefit)									(987)	(642)
Income before equity in undistributed income of subsidiaries									2,820	96
Equity in undistributed income of subsidiaries
Banking subsidiaries									1,832	2,634
Nonbanking subsidiaries									304	(1,373)
Total									2,136	1,261
Net Income									$ 4,956	$ 1,357